CONSTRUCTION IN PROGRESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Construction In Progress [Abstract]
Schedule Of Construction In progress [Table Text Block]
	September 30, 2013	December 31, 2012

Construction in progress
- Oven room for production of dried flowers	$-	$828,905
- Office, warehouse and organic fertilizer plant in HSA	11,621,388	10,450,518
- Organic fertilizer and bread grass production plant and office building	528,627	7,921,105
- Rangeland for beef cattle and office building	28,050,651	5,291,982
- Pond in JFD	1,379,232	-
	$41,579,898	$24,492,510

	2012	2011

Construction in progress
- Oven room for production of dried flowers	$828,905	$826,359
- Office, warehouse and organic fertilizer plant in HSA	10,450,518	26,646
- Organic fertilizer and bread grass production plant and office building	7,921,105	2,724,864
- rangeland for beef cattle and office building	5,291,982	-
	$24,492,510	$3,577,869